Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions	Provisions
a) Breakdown
The detail of Provisions in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Provision for pensions and other obligations post-employments	2,225	2,392	3,185
Other long term employee benefits	880	950	1,242
Provisions for taxes and other legal contingencies	2,715	2,074	1,996
Contingent liabilities and commitments (note 2.o)	702	734	733
Other provisions	1,919	1,999	2,427
Provisions	8,441	8,149	9,583
b) Changes
The changes in 'Provisions' in the last three years were as follows:

EUR million
	2023
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	2,392	950	734	4,073	8,149
Incorporation of Group companies, net	(4)	—	—	—	(4)
Additions charged to income	93	244	(24)	2,501	2,814
Interest expense (note 39)	60	34	—	—	94
Staff costs (note 46)	33	9	—	—	42
Provisions or reversion of provisions	—	201	(24)	2,501	2,678
Addition	3	204	392	4,013	4,612
Release	(3)	(3)	(416)	(1,512)	(1,934)
Other additions arising from insurance contracts linked to pensions	—	—	—	—	—
Changes in value recognised in equity	944	—	—	—	944
Payments to pensioners and pre-retirees with a charge to internal provisions	(182)	(316)	—	—	(498)
Insurance premiums paid	—	—	—	—	—
Payments to external funds	(750)	—	—	—	(750)
Amounts used	—	—	(1)	(2,087)	(2,088)
Transfer, exchange differences and other changes	(268)	2	(7)	147	(126)
Balances at end of year	2,225	880	702	4,634	8,441

EUR million
	2022					2021
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	3,185	1,242	733	4,423	9,583	3,976	1,751	700	4,425	10,852
Incorporation of Group companies, net	—	—	—	—	—	—	—	—	—	—
Additions charged to income	128	69	(27)	1,876	2,046	100	101	29	2,748	2,978
Interest expense (note 39)	73	27	—	—	100	78	13	—	—	91
Staff costs (note 46)	57	8	—	—	65	67	6	—	—	73
Provisions or reversion of provisions	(2)	34	(27)	1,876	1,881	(45)	82	29	2,748	2,814
Addition	10	105	618	3,484	4,217	21	154	473	3,065	3,713
Release	(12)	(71)	(645)	(1,608)	(2,336)	(66)	(72)	(444)	(317)	(899)
Other additions arising from insurance contracts linked to pensions	(33)	—	—	—	(33)	(8)	—	—	—	(8)
Changes in value recognised in equity	242	—	—	—	242	(1,705)	—	—	—	(1,705)
Payments to pensioners and pre-retirees with a charge to internal provisions	(229)	(363)	—	—	(592)	(201)	(605)	—	—	(806)
Insurance premiums paid	(3)	—	—	—	(3)	—	—	—	—	—
Payments to external funds	(451)	—	—	—	(451)	(440)	—	—	—	(440)
Amounts used	—	—	—	(2,817)	(2,817)	—	—	—	(2,961)	(2,961)
Transfer, exchange differences and other changes	(447)	2	28	591	174	1,463	(5)	4	211	1,673
Balances at end of year	2,392	950	734	4,073	8,149	3,185	1,242	733	4,423	9,583
c) Provision for pensions and other obligations post –employments and Other long term employee benefits
The detail of Provisions for pensions and similar obligations is as follows:

EUR million
	2023	2022	2021
Provisions for post-employment plans - Spanish entities	770	1,245	1,709
Provisions for other similar obligations - Spanish entities	817	895	1,188
Of which pre-retirements	805	884	1,176
Provisions for post-employment plans - United Kingdom	76	29	44
Provisions for post-employment plans - Other subsidiaries	1,379	1,118	1,432
Provisions for other similar obligations - Other subsidiaries	63	55	54
Provision for pensions and other obligations post -employments and Other long term employee benefits	3,105	3,342	4,427
Of which defined benefits	3,097	3,335	4,419
i. Spanish entities - Post-employment plans and other similar obligations
At 31 December 2023, 2022 and 2021, the Spanish entities had post-employment benefit obligations under defined contribution and defined benefit plans. In addition, in various years some of the consolidated entities offered certain of their employees the possibility of taking pre-retirement and, therefore, provisions are recognised each year for the obligations to employees taking pre-retirement -in terms of salaries and other employee benefit costs- from the date of their pre-retirement to the agreed end date.
In December 2020, Banco Santander reached an agreement with the workers' representatives to implement an early retirement and incentivized dismissals plan, which was expected to benefit 3,572 employees during 2021, constituting a provision to cover these commitments amounting to EUR 688 million.
In 2021, to complete the plan announced in 2020, an amount of EUR 139 million was recognised, increasing the number of early retirements and incentivized dismissals plan to 3,915 employees in the total period.
In 2022, the provisions made to cover the commitments with 446 employees covered by early retirement and incentivized dismissals plan amounted to EUR 92 million.
In 2023, the provisions made to cover the commitments with 502 employees covered by early retirements and incentivized dismissals amounted to EUR 160 million.
On 8 July 2021, Banco Santander reached an agreement with the employee representatives for the transformation of defined benefit pension commitments into defined contributions for certain retired personnel from Banco Popular and Banco Pastor. Through the aforementioned Collective Agreement, it was agreed to carry out an offer to replace the life annuities that the passive personnel included in the scope of application of said Collective Agreement had been receiving, for a capitalization fund in the Santander Employees pension plan. The number of beneficiaries who exercised the voluntary option to accept the substitution of the life annuity for a capitalization fund in the Santander Employees pension plan amounted to 1,468 people.
The effect of the reduction of the aforementioned commitments is shown in the tables below under the headings 'Benefits paid by settlement' amounting to EUR 166 million and 'Effect reduction / settlement' amounting to EUR 38 million.
The expenses incurred by the Spanish companies in 2023, 2022 and 2021 in respect of contributions to defined contribution plans amounted to EUR 116 million, EUR 101 million and EUR 91 million, respectively.
The amount of the defined benefit obligations was determined on the basis of the work performed by independent actuaries using the following actuarial techniques:
1.    Valuation method: projected unit credit method, which sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately.
2.    Actuarial assumptions used: unbiased and mutually compatible. Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Annual discount rate	3.35%	3.80%	0.90%	3.35%	3.80%	0.90%
Mortality tables	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1
Cumulative annual CPI growth	2.00%	2.00%	1.00%	2.00%	2.00%	1.00%
Annual salary increase rate	1.25%A	1.25%A	1.25%A	N/A	N/A	N/A
Annual social security pension increase rate	2.12%	2.00%	1.00%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	0%	0%	0%
A.Corresponds to the group’s defined-benefit obligations.
The discount rate used for the flows was determined by reference to high-quality corporate bonds (at least AA in euros) matching the durations of the commitments. From the bond portfolio considered, callable, putable and sinkable bonds, which could distort the rates, are excluded.
Any changes in the main assumptions could affect the calculation of the obligations. At 31 December 2023, if the discount rate used had been decreased or increased by 50 basis points (bp), there would have been an increase or decrease in the present value of the post-employment obligations of 4.15% (-50 bp) to -3.85% (+50 bp),respectively, and an increase or decrease in the present value of the long-term obligations of 1.04% (-50 bp) to -1.02% (+50 bp), respectively.

These changes would be offset in part by increases or decreases in the fair value of the assets and insurance contracts linked to pensions.
3. The estimated retirement age of each employee is the first at which the employee is entitled to retire or the agreed-upon age, as appropriate.
The fair value of insurance contracts was determined as the present value of the related payment obligations, taking into account the following assumptions:

	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Expected rate of return on plan assets	3.35%	3.80%	0.90%	3.35%	3.80%	0.90%
Expected rate of return on reimbursement rights	3.35%	3.80%	0.90%	N/A	N/A	N/A
The funding status of the defined benefit obligations in 2023 and the two preceding years is as follows:

EUR million
	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Present value of the obligations
To current employees	21	25	29	—	—	—
Vested obligations to retired employees	1,917	2,005	2,797	—	—	—
To pre-retirees employees	—	—	—	812	892	1,186
Long-service bonuses and other benefits	—	—	—	12	11	12
Other	49	46	65	—	—	—
	1,987	2,076	2,891	824	903	1,198
Less - Fair value of plan assets	1,235	861	1,217	7	8	10
Provisions - Provisions for pensions	752	1,215	1,674	817	895	1,188
Of which:
Internal provisions for pensions	677	1,141	1,560	817	895	1,188
Net pension assets	(14)	(24)	(30)	—	—	—
Insurance contracts linked to pensions (note 14)	93	104	149	—	—	—
Unrecognised net assets for pensions	(4)	(6)	(5)	—	—	—
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Current service cost	2	3	5	1	1	1
Interest cost (net)	42	48	24	30	25	11
Expected return on insurance contracts linked to pensions	(4)	(4)	(1)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	—	—	—	7	(67)	(15)
Past service cost	2	2	13	13	—	—
Pre-retirement cost	—	—	—	160	92	139
OtherA	(1)	(8)	(39)	(1)	—	(55)
	41	41	2	210	51	81
A.Including reduction/settlement effect
In addition, in 2023 'Other comprehensive income – Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans' has increased by EUR 10 million with respect to defined benefit obligations (decrease of EUR 295 and EUR 37 million in 2022 and 2021, respectively).
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Present value of the obligations at beginning of year	2,076	2,891	3,419	903	1,198	1,707
Incorporation of Group companies, net	—	—	6	—	—	—
Current service cost	2	3	5	1	1	1
Interest cost	82	78	36	30	25	11
Pre-retirement cost	—	—	—	160	92	139
Effect of curtailment/settlement	(1)	(8)	(61)	(1)	—	(55)
Benefits paid	(210)	(258)	(248)	(290)	(346)	(589)
Benefits paid due to settlements	—	—	(166)	—	—	—
Past service cost	2	2	13	13	—	—
Actuarial (gains)/losses	37	(631)	(121)	7	(68)	(15)
Demographic actuarial (gains)/losses	(2)	2	9	—	(5)	(8)
Financial actuarial (gains)/losses	39	(633)	(130)	7	(63)	(7)
Exchange differences and other items	(1)	(1)	8	1	1	(1)
Present value of the obligations at end of year	1,987	2,076	2,891	824	903	1,198
The changes in the fair value of plan assets and of insurance contracts linked to pensions were as follows:

Plan Assets
EUR million
	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Fair value of plan assets at beginning of year	861	1,217	1,542	8	10	12
Incorporation of Group companies, net	—	—	6	—	—	—
Expected return on plan assets	40	30	12	—	—	—
Gains/(losses) on settlements	—	—	(22)	—	—	—
Benefits paid	(89)	(78)	(263)	(2)	(2)	(2)
Contributions/(surrenders)	409	2	15	—	—	—
Actuarial gains/(losses)	25	(303)	(76)	—	(1)	—
Exchange differences and other items	(11)	(7)	3	1	1	—
Fair value of plan assets at end of year	1,235	861	1,217	7	8	10

Insurance Contracts linked to pensions
EUR million
	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Fair value of insurance contracts linked to pensions at beginning of year	104	149	174	—	—	—
Incorporation of Group companies, net	—	—	—	—	—	—
Expected return on insurance contracts linked to pensions	4	4	1	—	—	—
Benefits paid	(15)	(16)	(19)	—	—	—
Paid premiums	—	—	1	—	—	—
Actuarial gains/(losses)	—	(33)	(8)	—	—	—
Fair value of insurance contracts linked to pensions at end of year	93	104	149	—	—	—
In view of the conversion of the defined-benefit obligations to defined-contribution obligations, the Group will not make material current contributions in Spain in 2024 to fund its defined-benefit pension obligations.
The plan assets and the insurance contracts linked to pensions are instrumented mainly through insurance policies.
The following table shows the estimated benefits payable at 31 December 2023 for the next ten years:

EUR million
2024	464
2025	390
2026	338
2027	281
2028	229
2029 to 2033	744

ii. United Kingdom
At the end of each of the last three years, the businesses in the United Kingdom had post-employment benefit obligations under defined contribution and defined benefit plans. The expenses incurred in respect of contributions to defined contribution plans amounted to EUR 87 million in 2023 (EUR 77 million in 2022 and EUR 89 million in 2021).
The amount of the defined benefit obligations was determined on the basis of the work performed by independent actuaries using the following actuarial techniques:

1.    Valuation method: projected unit credit method, which sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately.
2.    Actuarial assumptions used: unbiased and mutually compatible. Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	2023	2022	2021
Annual discount rate	4.63%	4.88%	1.90%
Mortality tables	The S3 Middle tables weighted at 84% of the CMI_2022 projection with an initial addition of 0.25%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2021 projection with an initial addition of 0.25%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2020 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.
Cumulative annual CPI growth	3.02%	3.11%	3.37%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.96%	2.98%	3.21%
The discount rate used for the flows was determined by reference to high-quality corporate bonds (at least AA in pounds sterling) that coincide with the terms of the obligations.
Any changes in the main assumptions could affect the calculation of the obligations. At 31 December 2023, if the discount rate used had been decreased or increased by 50 basis points, there would have been an increase or decrease in the present value of the obligations of 6.89% (-50 bp) and -6.18% (+50 bp), respectively. If the inflation assumption had been increased or decreased by 50 basis points, there would have been an increase or decrease in the present value of the obligations of 4.69% (+50 bp) and -4.51% (-50 bp), respectively. These changes would be offset in part by increases or decreases in the fair value of the assets.
The funding status of the defined benefit obligations in 2023 and the two preceding years is as follows:

EUR million
	2023	2022	2021
Present value of the obligations	9,451	8,982	15,392
Less-
Fair value of plan assets	10,208	10,152	17,244
Provisions - Provisions for pensions	(757)	(1,170)	(1,852)
Of which:
Internal provisions for pensions	76	29	44
Net assets for pensions	(833)	(1,199)	(1,896)
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	2023	2022	2021
Current service cost	14	30	33
Interest cost (net)	(62)	(37)	(6)
Provisions or reversal of provisions, net
Cost of services provided	—	—	6
Others	—	—	—
	(48)	(7)	33
In addition, in 2023 'Other comprehensive income – Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans' increased by EUR 687 million with respect to defined benefit obligations (increase of EUR 857 million and decrease of EUR 1,475 million in 2022 and 2021, respectively).
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	2023	2022	2021
Present value of the obligations at beginning of year	8,982	15,392	15,472
Net incorporation of companies into the Group	(28)	—	—
Current service cost	14	30	33
Interest cost	436	283	219
Benefits paid	(428)	(487)	(465)
Benefits paid by settlements	(9)	—	—
Contributions made by employees	6	9	18
Past service cost	—	—	6
Actuarial (gains)/losses	281	(5,660)	(933)
Demographic actuarial (gains)/losses	(59)	(144)	(17)
Financial actuarial (gains)/losses	340	(5,516)	(916)
Exchange differences and other items	197	(585)	1,042
Present value of the obligations at end of year	9,451	8,982	15,392
The changes in the fair value of the plan assets were as follows:

EUR million
	2023	2022	2021
Fair value of plan assets at beginning of year	10,152	17,244	15,575
Net incorporation of companies into the Group	(41)	—	—
Expected return on plan assets	498	320	225
Benefits paid	(434)	(487)	(463)
Contributions	225	262	285
Actuarial gains/(losses)	(406)	(6,517)	541
Exchange differences and other items	214	(670)	1,081
Fair value of plan assets at end of year	10,208	10,152	17,244
In 2024 the Group expects to make current contributions to fund these obligations for amounts similar to those made in 2023.
The main categories of plan assets as a percentage of total plan assets are as follows:

	2023	2022	2021
Equity instruments	—	—	10%
Debt instruments	62%	51%	51%
Properties	12%	13%	10%
Other	26%	36%	29%
The following table shows the estimated benefits payable at 31 December 2023 for the next ten years:

EUR million
2024	525
2025	448
2026	466
2027	494
2028	512
2029 to 2033	2,764
iii. Other foreign subsidiaries
Certain of the consolidated foreign entities have acquired commitments to their employees similar to post-employment benefits.
At 31 December 2023, 2022 and 2021, these entities had defined-contribution and defined-benefit post-employment benefit obligations. The expenses incurred in respect of contributions to defined contribution plans amounted to EUR 107 million in 2023 (EUR 118 million at 31 December 2022 and EUR 106 million at 31 December 2021).
The actuarial assumptions used by these entities (discount rates, mortality tables and cumulative annual CPI growth) are consistent with the economic and social conditions prevailing in the countries in which they are located.

Specifically, the discount rate used for the flows was determined by reference to high-quality corporate bonds, except in the case of Brazil where there is no extensive corporate bond market and, accordingly the discount rate was determined by reference to the series B bonds issued by the Brazilian National Treasury Secretariat for a term coinciding with that of the obligations. In Brazil the discount rate used was between 8.65% and 8.70%, the CPI 3.00% and the mortality table the AT-2000 Basic.
Any changes in the main assumptions could affect the calculation of the obligations. At 31 December 2023, if the discount rate used had been decreased or increased by 50 basis points, there would have been an increase or decrease in the present value of the obligations of 4.49% (-50 bp) and -4.16% (+50 bp), respectively. These changes would be offset in part by increases or decreases in the fair value of the assets.

The funding status of the obligations similar to post-employment benefits and other long-term benefits in 2023 and the two preceding years is as follows:

EUR million
	2023	Of which business in Brazil	2022	2021
Present value of the obligations	8,485	5,961	7,578	8,018
Less-
Of which: with a charge to the participants	114	114	107	106
Fair value of plan assets	7,787	6,132	7,321	7,167
Provisions - Provisions for pensions	584	(285)	150	745
Of which:
Internal provisions for pensions	1,434	474	1,166	1,478
Net assets for pensions	(154)	(63)	(122)	(64)
Unrecognised net assets for pensions	(696)	(696)	(894)	(669)
The amounts recognised in the consolidated income statements in relation to these obligations are as follows:

EUR million
	2023	2022	2021
Current service cost	25	31	34
Interest cost (net)	84	64	62
Provisions or reversion of provisions
(Actuarial gains)/losses recognised in the year	23	8	11
Past service cost	1	8	3
Pre-retirement cost	—	—	(24)
Other	(3)	(3)	(3)
	130	108	83
In addition, in 2023 'Other comprehensive income – Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans' increased by EUR 247 million with respect to defined benefit obligations (decreased EUR 320 million and EUR 193 million in 2022 and 2021, respectively).
The changes in the present value of the accrued obligations were as follows:

EUR million
	2023	2022	2021
Present value of the obligations at beginning of year	7,578	8,018	8,434
Incorporation of Group companies, net	(20)	—	(5)
Current service cost	25	31	34
Interest cost	600	546	429
Pre-retirement cost	—	—	(24)
Effect of curtailment/settlement	(2)	(3)	(3)
Benefits paid	(730)	(653)	(538)
Benefits paid due to settlements	(2)	(179)	—
Contributions made by employees	3	5	3
Past service cost	1	8	3
Actuarial (gains)/losses	697	(876)	(486)
Demographic actuarial (gains)/losses	40	5	16
Financial actuarial (gains)/losses	657	(881)	(502)
Exchange differences and other items	335	681	171
Present value of the obligations at end of year	8,485	7,578	8,018
The changes in the fair value of the plan assets were as follows:

EUR million
	2023	2022	2021
Fair value of plan assets at beginning of year	7,321	7,167	7,182
Incorporation of Group companies, net	(16)	—	(6)
Expected return on plan assets	588	570	411
Benefits paid	(644)	(766)	(478)
Contributions	124	198	152
Actuarial gains/(losses)	110	(498)	(155)
Exchange differences and other items	304	650	61
Fair value of plan assets at end of year	7,787	7,321	7,167
In 2024 the Group expects to make contributions to fund these obligations for amounts similar to those made in 2023.
The main categories of plan assets as a percentage of total plan assets are as follows:

	2023	2022	2021
Equity instruments	11%	11%	12%
Debt instruments	83%	83%	83%
Properties	1%	1%	1%
Other	5%	5%	4%
The following table shows the estimated benefits payable at 31 December 2023 for the next ten years:

EUR million
2024	658
2025	665
2026	671
2027	682
2028	694
2029 to 2033	3,499
d) Provisions for taxes and other legal contingencies and Other provisions
'Provisions - Provisions for taxes and other legal contingencies' and 'Provisions - Other provisions', which include, inter alia, provisions for restructuring costs and tax-related and non-tax-related proceedings, were estimated using prudent calculation procedures in keeping with the uncertainty inherent to the obligations covered. The definitive date of the outflow of resources embodying economic benefits for the Group depends on each obligation. In certain cases, these obligations have no fixed settlement period and, in other cases, depend on the legal proceedings in progress.
The detail, by geographical area, of Provisions for taxes and other legal contingencies and Other provisions is as follows:

EUR million
	2023	2022	2021
Recognised by Spanish companies	1,921	1,768	1,595
Recognised by other EU companies	433	328	779
Recognised by other companies	2,280	1,977	2,049
Of which:
Brazil	1,618	1,243	1,339
	4,634	4,073	4,423
Set forth below is the detail, by type of provision, of the balance at 31 December 2023, 2022 and 2021 of Provisions for taxes and other legal contingencies and Other provisions.
The types of provision were determined by grouping together items of a similar nature:

EUR million
	2023	2022	2021
Provisions for taxes	745	679	564
Provisions for employment-related proceedings (Brazil)	611	301	328
Provisions for other legal proceedings	1,359	1,094	1,104
Provision for customer remediation	454	349	745
Provision for restructuring	596	641	749
Other	869	1,009	933
	4,634	4,073	4,423
Relevant information is set forth below in relation to each type of provision shown in the preceding table.
The provisions for taxes include provisions for tax-related proceedings.
The provisions for employment-related proceedings (Brazil) relate to claims filed by trade unions, associations, the prosecutor’s office and ex-employees claiming employment rights to which, in their view, they are entitled, particularly the payment of overtime and other employment rights, including litigation concerning retirement benefits. The number and nature of these proceedings, which are common for banks in Brazil, justify the classification of these provisions in a separate category or as a separate type from the rest. The Group calculates the provisions associated with these claims in accordance with past experience of payments made in relation to claims for similar items. When claims do not fall within these categories, a case-by-case assessment is performed and the amount of the provision is calculated in accordance with the status of each proceeding and the risk assessment carried out by the legal advisers.
The provisions for other legal proceedings include provisions for court, arbitration or administrative proceedings (other than those included in other categories or types of provisions disclosed separately) brought against Grupo Santander companies.
The provisions for customer remediation include mainly the estimated cost of payments to remedy errors relating to the sale of certain products in the UK, as well as the estimated amount related to the floor clauses of Banco Popular Español, S.A.U. To calculate the provision for customer remediation, the best estimate of the provision made by management is used, which is based on the estimated number of claims to be received and, of these, the number that will be accepted, as well as the estimated average payment per case.
The provisions for restructuring include only the costs arising from restructuring processes carried out by the various Group companies.
Lastly, the Other heading contains very atomized and individually insignificant provisions, such as the provisions to cover the operational risk of the different offices of the Group.
Qualitative information on the main litigation is provided in Note 25 e to the consolidated financial statements.
The Group's general policy is to record provisions for tax and legal proceedings in which the Group assesses the chances of loss to be probable and the Group does not record provisions when the chances of loss are possible or remote. Grupo Santander determines the amounts to be provided for as its best estimate of the expenditure required to settle the corresponding claim based, among other factors, on a case-by-case analysis of the facts and the legal opinion of internal and external counsel or by considering the historical average amount of the loss incurred in claims of the same nature. The definitive date of the outflow of resources embodying economic benefits for the Group depends on each obligation. In certain cases, the obligations do not have a fixed settlement term and, in others, they depend on legal proceedings in progress.
Regarding their variations in fiscal year 2023, in provisions for labor processes and others of a legal nature, EUR 556 million and EUR 238 million were recorded in Brazil in 2023, making payments of EUR 269 million and EUR 227 million, respectively.